Cover	Jun. 15, 2023
Cover
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	ARDELYX, INC.
Entity Central Index Key	0001437402
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36485
Entity Tax Identification Number	26-1303944
City Area Code	510
Local Phone Number	745-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ARDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Co-Headquarter
Cover
Entity Address, Address Line One	400 FIFTH AVE.
Entity Address, Address Line Two	SUITE 210
Entity Address, City or Town	WALTHAM
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451